SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

14. SEGMENTED INFORMATION

At December 31, 2023, 2022 and 2021, the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.

Revenue from the major customer was $3,484,247 during the year ended December 31, 2023 (2022 - $1,768,374, 2021 - $122,808). The major customer purchases goods and services from the Company’s only segment HealthTab™ - Point of Care Business. The loss of this major customer could significantly impact the Company’s revenue and financial position.